Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 4,041,476	$ 3,670,567	$ 509,550
Marketable securities - trading securities		100,000
Notes receivable, net	500,000
Other receivables	4,934	113,241
Prepaid expenses - current portion	227,475	463,737	49,882
Deferred financing cost		50,919
Due from equity method investor (former Parent Company)		347,335
Assets of discontinued operations - current portion		61,050	1,037,054
Total Current Assets	4,773,885	4,806,849	2,156,486
OTHER ASSETS:
Prepaid expenses - long-term portion		37,759
Property and equipment, net	7,656,876	8,031,103	33,524
Mineral rights	16,786,912	8,501,071
Reclamation bond deposit	4,557,629	4,557,629
Deposits	3,884	51,000
Total Other Assets - Net	29,005,301	21,178,562	621,186
Total Assets	33,779,186	25,985,411	2,777,672
CURRENT LIABILITIES:
Accounts payable and accrued expenses	746,331	821,111	56,479
Senior convertible promissory notes, net of debt discount		1,066,445
Convertible promissory note, net of debt discount		118,487
Note payable - related party, net of debt discount	561,750	510,832
Derivative liability		6,295,400
Liabilities of discontinued operation		21,622	44,850
Total Liabilities	1,308,081	8,833,897	101,329
STOCKHOLDERS' EQUITY :
Common stock ($.0001 Par Value; 500,000,000 Shares Authorized; 256,619,445 shares issued and outstanding as of June 30, 2012; 142,773,113 and 22,135,805 shares issued and outstanding as of December 31, 2011 and 2010, respectively)	25,661	14,277	2,213
Additional paid-in capital	105,660,910	47,114,351	4,749,678
Accumulated deficit	(14,901,794)	(14,901,794)	(2,075,548)
Accumulated deficit since inception of exploration stage (September 1, 2011)	(58,313,672)	(15,074,534)
Total Pershing Gold Corporation Equity	32,471,105	17,152,678	2,676,343
Non-Controlling Interest in Subsidiary		(1,164)
Total Stockholders' Equity	32,471,105	17,151,514	2,676,343
Total Liabilities and Stockholders' Equity	33,779,186	25,985,411	2,777,672
Series A Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock
Series B Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock		50
Series C Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock		328
Series D Preferred Stock
STOCKHOLDERS' EQUITY :
Preferred stock